Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
Gulf Warehousing Co.	639,545	$530,630

Banks — 51.4%
Commercial Bank PSQC (The)	2,545,582	3,721,427
Doha Bank QPSC	2,248,732	993,459
Dukhan Bank	1,752,538	1,856,815
Masraf Al Rayan QSC	4,592,596	3,131,516
Qatar International Islamic Bank QSC	972,128	2,674,928
Qatar Islamic Bank SAQ	1,458,046	7,598,364
Qatar National Bank QPSC	3,621,155	15,598,931
		35,575,440
Chemicals — 3.4%
Mesaieed Petrochemical Holding Co.	5,079,257	2,343,059

Construction & Engineering — 0.6%
Estithmar Holding QPSC(a)	772,260	432,105

Construction Materials — 1.6%
Qatar National Cement Co. QSC	624,866	634,310
Qatari Investors Group QSC	1,042,305	469,310
		1,103,620
Consumer Staples Distribution & Retail — 1.0%
Al Meera Consumer Goods Co. QSC	193,876	698,738

Diversified Telecommunication Services — 3.7%
Ooredoo QPSC	920,803	2,598,827

Energy Equipment & Services — 1.6%
Gulf International Services QSC	1,454,692	1,091,599

Financial Services — 0.7%
Salam International Investment Ltd. QSC(a)	2,607,146	472,210

Food Products — 0.7%
Baladna(a)	1,486,482	497,818

Health Care Providers & Services — 0.8%
Medicare Group	348,120	529,928

Industrial Conglomerates — 7.6%
Aamal Co.	3,381,013	775,075
Industries Qatar QSC	1,224,158	4,200,213
Mannai Corp. QSC	267,061	281,059
		5,256,347
Insurance — 2.1%
Qatar Insurance Co. SAQ(a)	2,175,403	1,448,248

Marine Transportation — 3.5%
Qatar Navigation QSC	927,813	2,418,067
Security	Shares	Value

Metals & Mining — 1.8%
Qatar Aluminum Manufacturing Co.	3,655,468	$1,267,146

Multi-Utilities — 3.4%
Qatar Electricity & Water Co. QSC	513,637	2,379,018

Oil, Gas & Consumable Fuels — 7.5%
Qatar Fuel QSC	605,270	2,642,941
Qatar Gas Transport Co. Ltd.	2,847,516	2,530,500
		5,173,441
Real Estate Management & Development — 5.1%
Barwa Real Estate Co.	2,374,750	1,761,052
Ezdan Holding Group QSC(a)	2,579,947	619,450
Mazaya Real Estate Development QPSC(a)	2,193,401	399,040
United Development Co. QSC	2,795,885	758,173
		3,537,715
Wireless Telecommunication Services — 1.8%
Vodafone Qatar QSC	2,423,575	1,224,061

Total Common Stocks — 99.1%
(Cost: $57,829,422)		68,578,017

Rights

Banks — 0.8%
Lesha Bank LLC(a)	1,608,993	593,587

Total Rights — 0.8%
(Cost: $392,764)		593,587

Total Long-Term Investments — 99.9%
(Cost: $58,222,186)		69,171,604

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments — 99.9%
(Cost: $58,242,186)		69,191,604

Other Assets Less Liabilities — 0.1%		35,492

Net Assets — 100.0%		$69,227,096

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$591	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/15/23	$49	$220

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,828,163	$42,749,854	$—	$68,578,017
Rights	—	593,587	—	593,587
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$25,848,163	$43,343,441	$—	$69,191,604

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$220	$—	$—	$220

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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